Income (Loss) Per Share - Schedule of Income (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss from continuing operations	$ (18,169,070)	$ (11,434,632)	$ (8,422,117)
Net income (loss) from discontinued operations		5,481,757	(7,900,662)
Net loss	$ (18,169,070)	$ (5,952,875)	$ (16,322,779)
Weighted average number of common shares outstanding	291,696,534	288,216,378	282,098,432
Weighted average number of common shares outstanding - diluted	291,696,534	288,216,378	282,098,432
Basic and diluted loss per share, continuing operations	$ (0.06)	$ (0.04)	$ (0.03)
Basic and diluted income (loss) per share, discontinued operations		0.02	(0.03)
Basic and diluted loss per share	$ (0.06)	$ (0.02)	$ (0.06)